Notes to the cash flow statements	6 Months Ended
Mar. 31, 2025
Notes to the cash flow statements
Notes to the cash flow statements

Note 15. Notes to the consolidated cash flow statement

Reconciliation of net cash provided by/(used in) operating activities to profit after income tax expense for the period is set out below:

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Profit after income tax expense	3,325	3,648	3,342	(9)	(1)
Adjustments:
Depreciation, amortisation and impairment	752	735	787	2	(4)
Impairment charges/(benefits)	365	275	452	33	(19)
Net decrease/(increase) in current and deferred tax	(506)	69	(321)	large	58
(Increase)/decrease in accrued interest receivable	(91)	60	(287)	large	(68)
(Decrease)/increase in accrued interest payable	115	266	536	(57)	(79)
(Decrease)/increase in provisions	(251)	91	(363)	large	(31)
Unrealised (gain)/loss in trading income	(846)	1,081	534	large	large
Other non-cash items	(810)	(740)	(381)	9	113
Cash flows from operating activities before changes in operating assets and liabilities	2,053	5,485	4,299	(63)	(52)
Net (increase)/decrease in:
Collateral paid	555	(1,882)	(215)	large	large
Trading securities and financial assets measured at FVIS	(1,394)	(15,530)	(3,464)	(91)	(60)
Derivative financial instruments	8,256	(1,149)	313	large	large
Loans	(19,357)	(22,346)	(12,737)	(13)	52
Other financial assets	(269)	(9)	(339)	large	(21)
Other assets	17	(38)	4	large	large
Net increase/(decrease) in:
Collateral received	378	653	(971)	(42)	large
Deposits and other borrowings	16,833	19,761	15,482	(15)	9
Other financial liabilities	4,895	(10,842)	3,758	large	30
Other liabilities	2	5	(5)	(60)	large
Net cash provided by/(used in) operating activities	11,969	(25,892)	6,125	large	95

Note 15. Notes to the consolidated cash flow statement (Continued)

Non-cash financing activities

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Increase in lease liabilities	149	231	168	(35)	(11)

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $285 million (30 September 2024: $311 million, 31 March 2024: $295 million) which are included in cash and balances with central banks.